Segment Reporting	12 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment reporting
21.	Segment reporting

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the Chief Executive Officers (“CEO”) for the purpose of resource allocation and performance assessment. Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

The Company operates in a single business segment which is the business of contract manufacturing of handbags. No operating segments have been aggregated to form the following reportable operating segment.

Geographical information and major customers

The Company’s non-current assets are based in Cambodia.

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	March 31, 2024	March 31, 2025	March 31, 2026
	US$	US$	US$
United States of America	10,244,648	13,094,560	10,932,062
Europe	1,841,001	2,119,315	4,566,499
Canada	826,865	614,951	464,495
Japan	417,928	507,214	208,177
Others(a)	641,301	850,637	956,834
	13,971,743	17,186,677	17,128,067

(a)	No revenue from any other country amounted to 5 per cent or more of the Company’s revenue.